Securities Available for Sale - Stratification by Contractual Maturity of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Investments Debt And Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 0	$ 0
Due after one year through five years, Amortized Cost	20,048	20,059
Due after five years through ten years, Amortized Cost	152,413	172,269
Due after ten years, Amortized Cost	250,990	218,900
Amortized Cost	423,451	411,228	305,283
Due in one year or less, Fair Value	0	0
Due after one year through five years, Fair Value	20,175	20,221
Due after five years through ten years, Fair Value	151,661	171,118
Due after ten years, Fair Value	248,622	216,559
Securities available for sale, Fair value	$ 420,458	$ 407,898	$ 300,122